[PHOTO]

GEMINI II

First Quarter Report
March 31, 1997

[THE VANGUARD GROUP LOGO]

FELLOW SHAREHOLDER,

[PHOTO]

     During the first three months of 1997, the first quarter of Gemini II's fiscal year, the stock market provided returns that were in line with very long-term averages, but that paled a bit in comparison with its extraordinary gains during 1995 and 1996. The performance of the Capital Shares of Gemini II during the quarter was excellent, both on an absolute basis and relative to our principal benchmarks.

     As the table below shows, the total return of +4.7% for Capital Shares surpassed by two percentage points the return on the unmanaged Standard & Poor's 500 Composite Stock Price Index and by more than three percentage points the return on the average value (growth and income) mutual fund.

---------------------------------------------------------
                                          TOTAL RETURN
                                       THREE MONTHS ENDED
                                         MARCH 31, 1997
---------------------------------------------------------
Gemini II Capital Shares                    +4.7%
---------------------------------------------------------
Average Value Fund                          +1.3%
---------------------------------------------------------
S&P 500 Index                               +2.7%
---------------------------------------------------------

The total return was based on an increase in net asset value from $28.75 per Capital Share on December 31, 1996, to $30.09 on March 31, 1997. The market value of Capital Shares on the New York Stock Exchange was $29.00 per share, a slight premium to their net asset value, on December 31, 1996, when Gemini II was still a closed-end fund.

FIRST QUARTER OVERVIEW

The stock market registered strong gains in January and early February, only to give back most of the gains during the remainder of the quarter. As the following table shows, Gemini II's asset allocation at the end of the quarter was considerably different than at the start, as the large position in cash equivalents we accumulated last year was used to redeem the Income Shares.

--------------------------------------------------------------
                                PERCENTAGE OF NET ASSETS
                          ------------------------------------
                          MARCH 31, 1997     DECEMBER 31, 1996
--------------------------------------------------------------
EQUITY EQUIVALENTS
     Common Stocks              62%                 43%
     Convertible Securities     37                  33
     Lower-Grade Bonds           1                   2
--------------------------------------------------------------
SUBTOTAL EQUITY EQUIVALENTS    100%                 78%
--------------------------------------------------------------
TEMPORARY CASH INVESTMENTS       0%                 22%
--------------------------------------------------------------
TOTAL PORTFOLIO                100%                100%
--------------------------------------------------------------

GEMINI II CONVERSION

As you know, the first quarter was an eventful period for Gemini II. The dual-purpose structure of the Fund ended, as planned in Gemini II's original operating structure, on January 31, when the Fund's Income Shares were redeemed at $9.30 per share (plus a final income dividend distribution of $0.115 per share). On February 19, the remaining Capital shareholders approved a proposal to convert the Fund from closed-end status to open-end status.

     As an open-end fund, Gemini II now maintains shareholder records through The Vanguard Group's system, and we distributed a statement showing your share balance on March 3, the date of the conversion to open-end status.

MERGER PROPOSAL

Next month we will send to you a proposal for a tax-free merger of Gemini II into Vanguard/Windsor Fund, an open-end growth-and-income fund managed by Charles T. Freeman, who has been involved in the investment management of Gemini II since its inception in 1985. We urge you to carefully review the proposal when it arrives.

Sincerely,

/s/ JOHN C. BOGLE

John C. Bogle
Chairman of the Board



/s/ JOHN J. BRENNAN

John J. Brennan
President                                                      April 9, 1997

INVESTMENTS
MARCH 31, 1997

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (62.2%)
--------------------------------------------------------------------------------
AUTO & TRANSPORTATION (16.5%)
     Chrysler Corp.                                       830,622       $ 24,919
     Delta Air Lines, Inc.                                 93,161          7,837
     Ford Motor Co.                                       296,653          9,307
                                                                     -----------
                                                                          42,063
                                                                     -----------
FINANCIAL SERVICES (17.0%)
     BANKS (5.9%)
     Chase Manhattan Corp.                                 26,600          2,490
     First Union Corp.                                    156,000         12,656

     INSURANCE-MULTI-LINE (2.7%)
     CIGNA Corp.                                           46,600          6,809

     REAL ESTATE INVESTMENT TRUSTS (4.7%)
     Camden Property Trust REIT                           125,000          3,406
     Equity Residential Properties Trust REIT             192,700          8,551

     SAVINGS & LOAN (3.7%)
     H.F. Ahmanson & Co.                                  114,500          4,179
     Great Western Financial Corp.                        131,040          5,291
                                                                     -----------
                                                                          43,382
                                                                     -----------
INTEGRATED OILS (0.7%)
     USX-Marathon Group                                    64,500          1,798
                                                                     -----------
MATERIALS & PROCESSING (17.4%)
     Bowater Inc.                                         437,880         17,023
     British Steel PLC ADR                                265,700          7,074
     Reynolds Metals Co.                                  329,148         20,407
                                                                     -----------
                                                                          44,504
                                                                     -----------
UTILITIES (0.7%)
     Unicom Corp.                                          87,937          1,715
                                                                     -----------
OTHER (9.9%)
     GCR Holdings, Ltd.                                   435,000          9,788
     IPC Holdings, Ltd.                                   200,000          4,875
     Miscellaneous (4.2%)                                                 10,590
                                                                     -----------
                                                                          25,253
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (COST $120,735)                                                     158,715
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (36.3%)
--------------------------------------------------------------------------------
AUTO & TRANSPORTATION (5.0%)
     Continental Airlines, Inc. 8.50%                     175,000         12,884
                                                                     -----------
INTEGRATED OILS (7.2%)
     Atlantic Richfield Co. 9.00%
        (Convertible into Lyondell
        Petrochemical Co.)                                785,500         17,281
     Valero Energy $3.125                                  15,000          1,011
                                                                     -----------
                                                                          18,292
                                                                     -----------
MATERIALS & PROCESSING (20.4%)
     AK Steel Holding Corp. 7.00%                         574,500         18,528
     Boise Cascade Corp. $1.58                             35,800            886
     International Paper Co. 5.25%                        238,000         10,889
     Kaiser Aluminum 8.255%                               979,400         10,773
     Owens Corning Capital 6.50%                          200,000         10,925
                                                                     -----------
                                                                          52,001
                                                                     -----------

---------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                           SHARES          (000)
---------------------------------------------------------------------------------
PRODUCER DURABLES (3.7%)
     Beazer Homes 8.00%                                   370,000        $ 9,574
                                                                     ------------
---------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
     (COST $91,659)                                                       92,751
---------------------------------------------------------------------------------
                                                             FACE
                                                           AMOUNT
                                                            (000)
---------------------------------------------------------------------------------
CONVERTIBLE BONDS (0.6%)
---------------------------------------------------------------------------------
Toll Corp.
     4.75%, 1/15/04                                       $    58             57
U.S. Home
     4.875%, 11/1/05                                        1,750          1,575
---------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
     (COST $1,275)                                                         1,632
---------------------------------------------------------------------------------
BOND (1.0%)
---------------------------------------------------------------------------------
Ryland Group
     9.625%, 6/1/04 (COST $2,403)                           2,500          2,469
---------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
     (COST $216,072)                                                     255,567
---------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--
     NET (-0.1%)                                                            (184)
---------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $255,383
---------------------------------------------------------------------------------

ADR--American Depository Receipt.


Note: Mutual fund data from Lipper Analytical Services, Inc.

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
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Q341-4/97                   (C) 1997 Vanguard Marketing Corporation, Distributor